Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share
	For the year ended December 31
	2021	2020	2019
	€ in thousands (other than share and per share data)
Net income (loss) attributed to owners of the Company	(15,408)	(4,627)	12,060

Weighted average ordinary shares outstanding (1)	12,824,088	12,304,269	11,064,847

Dilutive effect:
Stock options and warrants	8,637	23,549	5,589

Diluted weighted average ordinary shares Outstanding	12,832,725 (2)	12,327,818 (2)	11,070,436

Basic profit (loss) per share from continuing operations	(1.20)	(0.38)	1.09

Diluted profit (loss) per share from continuing operations	(1.20)	(0.38)	1.09

(1)	Net of treasury shares.
(2)	In 2021 and 2020 share options and warrants did not have a dilutive effect.